Financial Instruments Held to Maturity	3 Months Ended
Jun. 30, 2018
Financial Instruments Held to Maturity [Abstract]
Disclosure of Financial Instruments Held to Maturity [text block]

Securities Held to Maturity

In the first quarter of 2016, the Group began to use the Held to Maturity category to more appropriately present income and capital volatility in its banking book. In addition to managing the Group’s existing banking book exposure to interest rates, this accounting classification supports certain of the Group’s asset liability management objectives, e.g. maturity transformation.

The Group reclassified € 3.2 billion of securities held Available for Sale to Held to Maturity investments effective January 4, 2016. All reclassified assets are high quality Government, supranational and agency bonds and are managed by Group Treasury as part of the Group’s Strategic Liquidity Reserve.

Carrying values and fair values of financial assets reclassified from Available for Sale to Held to Maturity

	Jun 30, 2018		Dec 31, 2017
in € m.	Carrying value (CV)	Fair Value (FV)	Carrying value (CV)	Fair Value (FV)
Debt securities reclassified:
G7 Government bonds	N/A	N/A	423	434
Other Government, supranational and agency bonds	N/A	N/A	2,747	2,804
Total financial assets reclassified to Held-to-Maturity	N/A	N/A	3,170	3,238